Borrowings - Summary of Borrowings (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Borrowings | ₩	₩ 7,298,867		₩ 6,648,293
Libor rate	1.908%	1.908%
Medium Term Note Programme [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 100,000,000
Medium Term Note Programme [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,000,000,000